REVENUE	12 Months Ended
Dec. 31, 2023
REVENUE
REVENUE
13.	REVENUE

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sales of products
- IoT @ Home portfolio	3,400,966	1,619,941	1,220,852
- Home water solutions	742,912	681,054	604,012
- Consumables	367,021	358,442	314,372
- Small appliances and other products	708,260	494,943	298,410
Total of sales of products	5,219,159	3,154,380	2,437,646
Rendering of services	84,676	78,351	55,740
Total	5,303,835	3,232,731	2,493,386